Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about hedges [abstract]
Notional amounts of derivatives
(a)	The notional amounts of derivatives outstanding as of December 31, 2022 and 2023 are as follows:

	2022		2023
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	129,544,881	142,779,721
Currency swaps		40,539,223	45,159,344
Currency options		1,327,752	1,265,326

		171,411,856	189,204,391
Exchange traded:
Currency futures		1,325,660	2,189,413

		172,737,516	191,393,804

Interest rates related:
Over the counter:
Interest rate forwards and swaps		37,170,647	41,950,711
Interest rate options		226,924	516,577

		37,397,571	42,467,288

Exchange traded:
Interest rate futures		2,924,135	3,943,763
Interest rate swaps (*)		94,803,271	94,186,140

		97,727,406	98,129,903

		135,124,977	140,597,191

Credit related:
Over the counter:
Credit swaps		5,155,334	4,178,441
Equity related:
Over the counter:
Equity swaps and forwards		4,008,263	4,100,836
Equity options		878,122	3,552,337

		4,886,385	7,653,173
Exchange traded:
Equity futures		3,317,515	2,764,186
Equity options		1,444,098	240,603

		4,761,613	3,004,789

		9,647,998	10,657,962

Commodity related:
Over the counter:
Commodity swaps and forwards		898,332	1,034,225
Commodity options		8,000	8,000

		906,332	1,042,225

Exchange traded:
Commodity futures and options		75,770	93,004

		982,102	1,135,229

	2022		2023
Hedge:
Currency forwards		1,249,589	2,142,233
Currency swaps		4,677,553	4,448,030
Interest rate forwards and swaps		16,475,525	12,469,580

		22,402,667	19,059,843

	~~W~~	346,050,594	367,022,470

(*)	The notional amounts of derivatives outstanding that will be settled in the ‘Central Counter Party (CCP)’ system.

Fair value of derivative instruments
(b)	Fair values of derivative instruments as of December 31, 2022 and 2023 are as follows:

	2022			2023
	Assets		Liabilities	Assets	Liabilities
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	3,089,759	2,838,793	1,558,662	1,402,185
Currency swaps		1,625,286	1,807,229	1,431,614	1,206,156
Currency options		14,776	13,603	13,128	13,065

		4,729,821	4,659,625	3,003,404	2,621,406
Exchange traded:
Currency futures		19	928	30	1,102

		4,729,840	4,660,553	3,003,434	2,622,508

Interest rates related:
Over the counter:
Interest rate forwards and swaps		772,513	1,062,772	683,814	902,989
Interest rate options		5,169	1,983	4,011	17,038

		777,682	1,064,755	687,825	920,027
Exchange traded:
Interest rate futures		2,555	972	2,253	11,757

		780,237	1,065,727	690,078	931,784

Credit related:
Over the counter:
Credit swaps		423,966	19,235	473,582	10,366
Equity related:
Over the counter:
Equity swap and forwards		169,504	393,810	166,010	350,768
Equity options		2,704	1,139	7,137	165,834

		172,208	394,949	173,147	516,602
Exchange traded:
Equity futures		31,051	101,622	66,356	16,346
Equity options		11,414	145,895	47,167	16,735

		42,465	247,517	113,523	33,081

		214,673	642,466	286,670	549,683

	2022			2023
	Assets		Liabilities	Assets	Liabilities
Commodity related:
Over the counter:
Commodity swaps and forwards		10,983	136,701	3,314	84,957
Commodity options		—	1,517	—	—

		10,983	138,218	3,314	84,957

Exchange traded:
Commodity futures and options		2,649	589	2,122	638

		13,632	138,807	5,436	85,595

Hedge:
Currency forwards		23,143	37,757	21,580	34,492
Currency swaps		158,297	75,070	111,024	99,093
Interest rate forwards and swaps		116,864	1,069,000	119,617	704,895

		298,304	1,181,827	252,221	838,480

	~~W~~	6,460,652	7,708,615	4,711,421	5,038,416

Gain or loss on valuation of derivatives
(c)	Gain or loss on valuation of derivatives for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Foreign currency related:
Over the counter
Currency forwards	~~W~~	268,310	44,245	36,890
Currency swaps		(201,500)	(144,318)	135,712
Currency options		2,007	4,247	1,355

		68,817	(95,826)	173,957

Exchange traded
Currency futures		(199)	17,972	(955)

		68,618	(77,854)	173,002

Interest rates related:
Over the counter
Interest rate forwards and swaps		(142,703)	(173,277)	181,987
Interest rate options		792	285	(2,886)

		(141,911)	(172,992)	179,101

Exchange traded
Interest rate futures and others		(4)	1,026	(9,511)

		(141,915)	(171,966)	169,590

Credit related:
Over the counter
Credit swaps		192,729	(25,562)	53,042

	2021		2022	2023
Equity related:
Over the counter
Equity swap and forwards		(176,430)	(192,888)	(19,934)
Equity options		3,307	3,360	(159,324)

		(173,123)	(189,528)	(179,258)

Exchange traded
Equity futures		(19,408)	(69,200)	50,009
Equity options		32,555	(27,932)	(13,929)

		13,147	(97,132)	36,080

		(159,976)	(286,660)	(143,178)

Commodity related:
Over the counter
Commodity swaps and forwards		(19,097)	(148,591)	37,027
Commodity options		(4,956)	5,840	1,516

		(24,053)	(142,751)	38,543

Exchange traded
Commodity futures		469	2,058	1,484

		(23,584)	(140,693)	40,027

Hedge		(203,563)	(743,542)	327,016

	~~W~~	(267,691)	(1,446,277)	619,499

Gain or loss on fair value hedges
i)	Gains and losses on fair value hedged items and hedging instruments attributable to the hedged ineffectiveness for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021
	Gains and losses on fair value hedges (hedged items)		Gains and losses on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate risk (*1)	~~W~~	273,219	(281,649)	(8,430)
Foreign exchange risk (*1)		26,547	(32,829)	(6,282)

	~~W~~	299,766	(314,478)	(14,712)

	2022
	Gains and losses on fair value hedges (hedged items)		Gains and losses on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate risk (*1)	~~W~~	697,330	(728,397)	(31,067)
Foreign exchange risk (*1)		20,748	(22,056)	(1,308)
Stock price volatility risk		(4,762)	3,411	(1,351)

	~~W~~	713,316	(747,042)	(33,726)

	2023
	Gains and losses on fair value hedges (hedged items)		Gains and losses on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate risk (*1)	~~W~~	(271,425)	282,835	11,410
Foreign exchange risk (*1)		4,102	(5,264)	(1,162)

	~~W~~	(267,323)	277,571	10,248

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities.
(*2)	The hedge ineffectiveness is the difference between gains and losses on hedged items and hedging instruments.

Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year
ii)
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year, the amounts recognized in the income statement and other comprehensive income are as follows:

	2021
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss reclassified amount
Cash flow hedges:
Interest rate risk (*1)	~~W~~	15,492	(49,882)	—
Foreign exchange risk (*1)		14,439	(14,955)	24,464
Discontinuation of cash flow hedges		—	—	8,799
Hedge of net investments:
Foreign exchange risk (*1)		(74,525)	(2,094)	—

	~~W~~	(44,594)	(66,931)	33,263

	2022
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss reclassified amount
Cash flow hedges:
Interest rate risk (*1)	~~W~~	(132,203)	(47,854)	(65)
Foreign exchange risk (*1)		29,322	(54,969)	122,893
Discontinuation of cash flow hedges		—	—	9,270
Hedge of net investments:
Foreign exchange risk (*1)		(25,793)	(4,096)	—

	~~W~~	(128,674)	(106,919)	132,098

	2023
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss reclassified amount
Cash flow hedges:
Interest rate risk (*1)	~~W~~	99,268	(512)	(1,760)
Foreign exchange risk (*1)		(10,294)	(7,069)	(25,698)
Discontinuation of cash flow hedges		(5,531)	—	14,659
Hedge of net investments:
Foreign exchange risk (*1)		(3,903)	3,673	—

	~~W~~	79,540	(3,908)	(12,799)

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities, currency forwards assets / liabilities and borrowings.
(*2)	The hedge ineffectiveness is the difference between gains and losses on hedged items and hedging instruments.

Nominal amounts and average hedge ratios for hedging instruments
(e)	Effect of hedge accounting on financial statement, statement of comprehensive income, statement of changes in equity

i)	Hedging purpose and strategy
The Group transacts with derivative financial instruments to hedge its interest rate risk, currency risk and stock price fluctuation risk arising from the assets and liabilities of the Group. The Group applies the fair value hedge accounting for the changes in the market interest rates, foreign exchange rates and stock price of the Korean won structured notes, foreign currency generated financial debentures, Korean won structured deposits, foreign currency investment receivables and beneficiary securities in foreign currency; and cash flow hedge accounting for forward interest rate, interest rate swaps, forward currency and currency swaps to hedge cash flow risk due to interest rates and foreign exchange rates of the Korean won debt, foreign currency debt, foreign currency structured deposits, the Korean won bonds and foreign currency bonds, etc. In addition, in order to hedge the exchange rate risk of the net investment in overseas business, the Group applies the net investment hedge accounting for foreign operations using currency forward and non-derivative
financial instruments.

ii)	Nominal amounts and average hedge ratios for hedging instruments as of December 31, 2022 and 2023 are as follows:

	2022
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest risk:
Nominal values:	~~W~~	5,338,313	3,023,185	612,113	2,114,152	819,140	4,568,622	16,475,525
Average price condition (*1)		0.72%	0.82%	2.53%	1.52%	1.48%	0.68%	0.94%
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk: (*2)
Nominal values:		2,593,585	654,211	1,092,271	1,931,313	901,597	41,207	7,214,184
Average hedge ratio:		100%	100%	100%	100%	100%	—	100%

(*1)	Interest rate swaps consist of 3M CD, USD SOFR, 3M USD Libor, 3M Euribor, and 3M AUD Bond.
(*2)
The average exchange rates of net investment hedge instruments are USD/KRW 1,195.32, JPY/KRW 10.13, EUR/KRW 1,336.97, GBP/KRW 1,484.42, AUD/KRW 812.44, CAD/KRW 948.79, SGD/KRW 859.87, CNY/KRW 190.96, SEK/KRW 125.49.

	2023
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest risk:
Nominal values:	~~W~~	3,038,263	609,182	2,143,914	804,873	1,935,599	3,937,749	12,469,580
Average price condition (*1)		0.82%	3.02%	1.64%	1.65%	1.37%	0.74%	1.18%
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk: (*2)
Nominal values:		1,871,327	1,335,798	2,139,371	974,113	1,687,341	49,109	8,057,059
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

(*1)	Interest rate swaps consist of 3M CD, USD SOFR, 3M Euribor, and 3M AUD Bond.
(*2)	The average exchange rates of net investment hedge instruments are USD/KRW 1,235.14, JPY/KRW 9.46, EUR/KRW 1,358.46, GBP/KRW 1,547.81, AUD/KRW 865.53, CAD/KRW 921.27, CNY/KRW 177.98, SEK/KRW 126.18.

Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity
iii)	Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity

	2022
	Nominal amount		Carrying amount of asset (*)	Carrying amount of liability (*)	Changes in fair value in the period
Fair value hedges
Interest rate swap	~~W~~	13,530,243	77,757	895,005	(740,190)
Currency forward		113,126	4,038	635	1,780
Cash flow hedges
Interest rate swap		2,945,282	39,107	173,995	(126,075)
Currency swap		4,677,553	158,297	75,070	117,401
Currency forward		883,003	15,708	35,976	(3,136)
Hedge of net investments in foreign operations
Currency forward		253,460	3,397	1,146	(773)
Borrowings		1,287,039	—	1,282,361	(29,116)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets / liabilities, etc.

	2023
	Nominal amount		Carrying amount of asset (*)	Carrying amount of liability (*)	Changes in fair value in the period
Fair value hedges
Interest rate forward and swap	~~W~~	10,112,789	65,787	614,219	246,594
Currency forward		308,117	2,949	791	(327)
Cash flow hedges
Interest rate swap		2,356,791	53,830	90,676	99,442
Currency swap		4,448,030	111,024	99,093	(21,649)
Currency forward		1,150,734	12,593	30,925	2,170
Hedge of net investments in foreign operations
Currency forward		683,382	6,038	2,776	4,537
Borrowings		1,466,795	—	1,462,329	(4,767)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets / liabilities, etc.

Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity
iv)	Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity

	2022
	Carrying amount of assets (*)		Carrying amount of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes of fair value in the year	Cash flow hedge reserve	Foreign currency translation reserves
Fair value hedges
Interest rate risk Borrowings and others	~~W~~	505,668	12,711,595	69,687	(861,128)	708,439	—	—
Foreign exchange risk Securities in foreign currency		205,470	—	—	—	(4,002)	—	—
Cash flow hedges
Interest rate risk Debentures in won and debentures in foreign currency		475,027	1,689,360	—	—	31,830	(58,956)	—
Foreign exchange risk Debentures in foreign currency and loans in foreign currency		2,821,186	2,843,059	—	—	55,548	(12,232)	—
Hedge of net investments in foreign operations
Foreign exchange risk Net assets in foreign operation		—	—	—	—	25,793	—	(40,834)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.

	2023
	Carrying amount of assets (*)		Carrying amount of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes of fair value in the year	Cash flow hedge reserve	Foreign currency translation reserves
Fair value hedges
Interest rate risk Borrowings and others	~~W~~	685,340	9,224,390	41,643	(579,315)	(240,965)	—	—
Foreign exchange risk Securities in foreign currency		544,706	—	—	—	1,313	—	—
Cash flow hedges
Interest rate risk Debentures in won and debentures in foreign currency		641,750	1,029,542	—	—	(11,068)	26,648	—
Foreign exchange risk Debentures in foreign currency and loans in foreign currency		2,490,098	2,342,230	—	—	69,784	(17,812)	—
Hedge of net investments in foreign operations
Foreign exchange risk Net assets in foreign operation		—	—	—	—	3,903	—	(36,931)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forwards, etc.